Consolidated Statements of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue	$ 4,358		$ 4,194		$ 4,402
Cost of revenue	(2,370)		(2,288)		(2,579)
Gross profit	1,988		1,906		1,823
Research and development	(628)		(635)		(568)
Selling, general and administrative	(977)		(918)		(966)
Other income (expense)	29		4		(16)
Operating income (loss)	412		357		273
Financial income (expense):
Extinguishment of debt	(161)		(32)		57
Other financial income (expense)	(276)		(225)		(685)
Income (loss) before income taxes	(25)		100		(355)
Benefit (provision) for income taxes	(1)		(21)		(24)
Results relating to equity-accounted investees	(27)		(77)		(86)
Income (loss) from continuing operations	(53)		2		(465)
Income (loss) on discontinued operations, net of tax	1		434		59
Net income (loss)	(52)		436		(406)
Attribution of net income (loss) for the period:
Net income (loss) attributable to stockholders	(115)		390		(456)
Net income (loss) attributable to non-controlling interests	63		46		50
Net income (loss)	$ (52)		$ 436		$ (406)
Basic and diluted earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ (0.46)	[1]	$ (0.17)	[1]	$ (2.25)	[1]
- Income (loss) from discontinued operations			$ 1.74	[1]	$ 0.26	[1]
- Net income (loss)	$ (0.46)	[1]	$ 1.57	[1]	$ (1.99)	[1]
Weighted average number of shares of common stock outstanding during the year (in thousands)
- Basic and diluted	248,064		248,812		229,280

[1]	In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.